FAIR VALUE MEASUREMENTS (Schedule of Black-Scholes Option Pricing Model) (Details)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Equity volatility estimate	62.50%
Discount rate based on US Treasury obligations	9.00%